FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended																																				9 Months Ended		12 Months Ended
	Dec. 31, 2013 Class A		Dec. 31, 2012 Class A		Dec. 31, 2011 Class A		Dec. 31, 2013 Class C		Dec. 31, 2012 Class C		Dec. 31, 2011 Class C		Dec. 31, 2013 Class D		Dec. 31, 2012 Class D		Dec. 31, 2011 Class D		Dec. 31, 2013 Class I		Dec. 31, 2012 Class I		Dec. 31, 2011 Class I		Dec. 31, 2013 Class DS		Dec. 31, 2012 Class DS		Dec. 31, 2011 Class DS		Dec. 31, 2013 Class DT		Dec. 31, 2012 Class DT		Dec. 31, 2011 Class DT		Dec. 31, 2012 Class M		Dec. 31, 2013 Class M
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.4498		$ 1.6405		$ 1.5811		$ 1.3462		$ 1.5386		$ 1.4978		$ 1.6565		$ 1.8464		$ 1.7531		$ 1.4940		$ 1.6838		$ 1.6163		$ 1.6494		$ 1.8386		$ 1.7456		$ 1.7271		$ 1.9154		$ 1.8051				$ 0.8868	[1]
Net realized and net change in unrealized trading profit (loss)	$ (0.0295)		$ (0.1254)		$ 0.1439		$ (0.0272)		$ (0.1166)		$ 0.1356		$ (0.0341)		$ (0.1430)		$ 0.1607		$ (0.0305)		$ (0.1292)		$ 0.1474		$ (0.0340)		$ (0.1424)		$ 0.1601		$ (0.0357)		$ (0.1491)		$ 0.1657		$ (0.0973)	[1]	$ (0.0183)
Brokerage commissions	$ (0.0051)		$ (0.0044)		$ (0.0035)		$ (0.0047)		$ (0.0041)		$ (0.0033)		$ (0.0059)		$ (0.0050)		$ (0.0039)		$ (0.0053)		$ (0.0045)		$ (0.0036)		$ (0.0058)		$ (0.0049)		$ (0.0039)		$ (0.0061)		$ (0.0052)		$ (0.0041)		$ (0.0020)	[1]	$ (0.0031)
Interest income, net	$ (0.0001)		$ 0.0000	[2]	$ 0.0001		$ (0.0001)		$ 0.0000	[2]	$ 0.0001		$ (0.0001)		$ 0.0000	[2]	$ 0.0001		$ (0.0001)		$ 0.0000	[2]	$ 0.0001		$ (0.0001)		$ 0.0000	[2]	$ 0.0001		$ (0.0001)		$ 0.0000	[2]	$ 0.0001		$ 0.0000	[1],[2]	$ 0.0000
Expenses	$ (0.0634)		$ (0.0609)		$ (0.0811)		$ (0.0716)		$ (0.0717)		$ (0.0916)		$ (0.0483)		$ (0.0419)		$ (0.0636)		$ (0.0594)		$ (0.0561)		$ (0.0764)		$ (0.0486)		$ (0.0419)		$ (0.0633)		$ (0.0432)		$ (0.0340)		$ (0.0514)		$ (0.0139)	[1]	$ (0.0289)
Net asset value, end of year	$ 1.3517		$ 1.4498		$ 1.6405		$ 1.2426		$ 1.3462		$ 1.5386		$ 1.5681		$ 1.6565		$ 1.8464		$ 1.3987		$ 1.4940		$ 1.6838		$ 1.5609		$ 1.6494		$ 1.8386		$ 1.6420		$ 1.7271		$ 1.9154		$ 0.8868	[1]	$ 0.8365
Total Return:
Total return before Performance fees (as a percent)	(6.75%)	[3]	(11.65%)	[3]	5.00%	[3]	(7.67%)	[3]	(12.53%)	[3]	3.96%	[3]	(5.34%)	[3]	(10.31%)	[3]	6.59%	[3]	(6.37%)	[3]	(11.29%)	[3]	5.42%	[3]	(5.34%)	[3]	(10.31%)	[3]	6.59%	[3]	(4.86%)	[3]	(9.86%)	[3]	7.13%	[3]	(11.59%)	[1],[3]	(5.34%)	[3]
Performance fees (as a percent)	0.00%	[3]	(0.04%)	[3]	(1.45%)	[3]	0.00%	[3]	(0.04%)	[3]	(1.45%)	[3]	0.00%	[3]	(0.04%)	[3]	(1.45%)	[3]	0.00%	[3]	(0.04%)	[3]	(1.45%)	[3]	0.00%	[3]	(0.04%)	[3]	(1.45%)	[3]	0.00%	[3]	(0.02%)	[3]	(1.16%)	[3]	0.26%	[1],[3]	0.00%	[3]
Total return after Performance fees (as a percent)	(6.75%)	[3]	(11.69%)	[3]	3.55%	[3]	(7.67%)	[3]	(12.57%)	[3]	2.51%	[3]	(5.34%)	[3]	(10.35%)	[3]	5.14%	[3]	(6.37%)	[3]	(11.33%)	[3]	3.97%	[3]	(5.34%)	[3]	(10.35%)	[3]	5.14%	[3]	(4.86%)	[3]	(9.88%)	[3]	5.97%	[3]	(11.33%)	[1],[3]	(5.34%)	[3]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)	4.51%	[4]	3.82%	[4],[5]	3.74%	[4],[5]	5.51%	[4]	4.82%	[4],[5]	4.74%	[4],[5]	3.01%	[4]	2.32%	[4],[5]	2.23%	[4],[5]	4.11%	[4]	3.42%	[4],[5]	3.34%	[4],[5]	3.01%	[4]	2.32%	[4],[5]	2.23%	[4],[5]	2.51%	[4]	1.82%	[4],[5]	1.72%	[4],[5]	2.34%	[1],[4],[5]	3.01%	[4]
Performance fees (as a percent)	0.00%		0.01%	[5]	1.33%	[5]	0.00%		0.01%	[5]	1.33%	[5]	0.00%		0.01%	[5]	1.33%	[5]	0.00%		0.01%	[5]	1.33%	[5]	0.00%		0.01%	[5]	1.33%	[5]	0.00%		0.00%	[5]	1.06%	[5]	(0.28%)	[1],[5]	0.00%
Expenses (including Performance fees) (as a percent)	4.51%		3.83%	[5]	5.07%	[5]	5.51%		4.83%	[5]	6.07%	[5]	3.01%		2.33%	[5]	3.56%	[5]	4.11%		3.43%	[5]	4.67%	[5]	3.01%		2.33%	[5]	3.56%	[5]	2.51%		1.82%	[5]	2.78%	[5]	2.06%	[1],[5]	3.01%
Net investment income (loss) (as a percent)	(4.51%)		(3.82%)	[5]	(5.06%)	[5]	(5.51%)		(4.82%)	[5]	(6.06%)	[5]	(3.01%)		(2.32%)	[5]	(3.55%)	[5]	(4.11%)		(3.42%)	[5]	(4.65%)	[5]	(3.01%)		(2.32%)	[5]	(3.55%)	[5]	(2.51%)		(1.81%)	[5]	(2.77%)	[5]	(2.05%)	[1],[5]	(3.01%)

[1]	Units issued on April 1,2012
[2]	Interest income, net is less than $0.0001 per Unit
[3]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member's return may vary from these returns based on timing of capital transactions.
[4]	The expense ratios do not include brokerage commissions.
[5]	The ratios to average members' capital have been annualized. The total return ratios are not annualized.